Related party transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 26, 2018
Disclosure of transactions between related parties [line items]
Royalty expense		$ 800	$ 800
Other expense		142	49
Right-of-use assets		4,994	4,046	$ 4,273	$ 4,308
Lease liabilities		5,617	4,486	4,753	$ 4,673
Payments		513	269
Interest expenses		$ 83	61
4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		4.60%				4.60%
4.6% Senior notes with related party		$ 33,038		34,846
Accrued interest on 4.6% Senior Notes with related party	$ 9,600
Interest expense		387	390
Controlling shareholder
Disclosure of transactions between related parties [line items]
Royalty expense		1,013	446
Other expense		1,384	1,793
Accounts payable and accrued expenses		1,815		1,571
Other receivables		6		6
Right-of-use assets		2,647		1,682
Lease liabilities		2,837		1,797
Payments		312	169
Interest expenses		$ 30	$ 25
Controlling shareholder | 4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		4.60%
4.6% Senior notes with related party		$ 33,038		34,846
Accrued interest on 4.6% Senior Notes with related party		$ 2,804		$ 2,562